Equipment, right-of-use assets and leasehold improvements, net - Summary of Items Include in Equipment and Leasehold Improvement (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Equipment, right-of-use assets and leasehold improvements, net	$ 19,673	$ 19,676
Equipment and leasehold improvements, net
Disclosure of detailed information about property, plant and equipment [line items]
Equipment, right-of-use assets and leasehold improvements, net	5,326	4,509
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Equipment, right-of-use assets and leasehold improvements, net	$ 14,347	$ 15,167